Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Segment BankingCenters shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares
Summary Of Significant Accounting Policies [Line Items]
Number of operating industry segment | Segment	1
Number of banking centers | BankingCenters	16
Cash reserve requirement	$ 0	$ 0
Investment in FHLB, impairment charges	$ 0	0
Loan held for sale maximum period	3 days
Amount of other real state owned	$ 0	0
Impairment on goodwill	0	0
Advertising expenses	215,000	229,000	$ 182,000
Stock options outstanding	0
Stock-based compensation expenses	$ 0	$ 0	$ 0
Stock options outstanding | shares	0
Options outstanding | shares	0	5,952	11,904	30,760
Prior Period Reclassification Adjustment Effect	$ 0
Held-to-Maturity Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Total investment portfolio classified as held-to-maturity	18.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	90 days
Buildings [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	20 years
Buildings [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	40 years
Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	3 years
Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	10 years